Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 4,483	$ 5,236
Restricted cash	7,370	7,020
Accounts receivable, net of allowance for credit losses of $53 and $34, respectively	79,767	97,101
Inventories	872,692	670,898
Assets held for sale	64	4,358
Refundable income taxes	0	6,976
Other current assets	2,639	2,450
Total current assets	967,015	794,039
Property, plant, and equipment, net	305,016	301,212
Right-of-use assets operating, net	19,705	23,235
Right-of-use assets financing, net	20,386	33,571
Pension assets	52,442	59,304
Other assets	19,433	1,360
Total assets	1,383,997	1,212,721
Current liabilities:
Accounts payable	40,326	69,232
Note payable	8,926	0
Deferred revenue	8,185	9,956
Accrued vacation	11,632	11,143
Accrued payroll	15,845	16,772
Income taxes payable	2,648	0
Other accrued expenses	33,383	23,293
Current portion of long-term debt and lease obligations	30,090	25,792
Total current liabilities	151,035	156,188
Long-term debt, less current portion	585,786	432,695
Operating lease obligations	13,758	16,675
Financing lease obligations	12,259	17,293
Deferred income tax liability, net	24,320	31,481
Other liabilities	13,946	3,639
Total liabilities	801,104	657,971
Stockholders’ equity:
Preferred stock	351	351
Common stock	3,050	3,049
Additional paid-in capital	100,425	99,152
Treasury stock, at cost	(200,107)	(168,573)
Accumulated other comprehensive loss	(25,380)	(20,488)
Retained earnings	704,554	641,259
Total stockholders’ equity	582,893	554,750
Total liabilities and stockholders’ equity	$ 1,383,997	$ 1,212,721